UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-22860

Pine Grove Alternative Institutional Fund
452 5th Avenue, 26th Floor
New York, NY 10018
908-273-6321

Michelle McCloskey, Chief Executive Officer
Pine Grove Alternative Institutional Fund
452 Fifth Avenue, 26th Floor
New York, NY  10018

Date of fiscal year end:
March 31

Date of reporting period:
July 1, 2017 - June 30, 2018

ITEM 1. PROXY VOTING RECORD

Pine Grove Alternative Institutional Fund Proxy Voting Record July 1, 2017-June 30, 2018 Issuer Name	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Proposal/Description of the Matter Voted	Proposed by Issurer/Shareholder	Did Fund Cast Vote on Matter (Y/N)	How Vote was Cast (For/Against Proposal or Abstain)	Fund Vote For/ Against Management
Anchorage Capital Partners Offshore, Ltd	N/A	N/A	N/A	Election to switch classes	Issuer	Y	For	For
Diameter Offshore Fund LP	N/A	N/A	N/A	Updates to Confidential Private Placement Memorandum	Issuer	Y	For	For
Sound Point Beacon Offshore Fund	N/A	N/A	N/A	Forfeit Class S shares	Issuer	Y	Against	Against
JPMORGAN LIQUIDITY FUNDS	N/A	N/A	4/27/2018	1. Approve audit report	Issuer	Y	For	For
JPMORGAN LIQUIDITY FUNDS	N/A	N/A	4/27/2018	2. Agree to discharge board for performance of its duties for the past fiscal year	Issuer	Y	For	For
JPMORGAN LIQUIDITY FUNDS	N/A	N/A	4/27/2018	3. Approve directors fees	Issuer	Y	For	For
JPMORGAN LIQUIDITY FUNDS	N/A	N/A	4/27/2018	4. Confirm appointment of new director.	Issuer	Y	For	For
JPMORGAN LIQUIDITY FUNDS	N/A	N/A	4/27/2018	5. Reappoint the existing directors	Issuer	Y	For	For
JPMORGAN LIQUIDITY FUNDS	N/A	N/A	4/27/2018	6. Re-appoint PwC as auditors	Issuer	Y	For	For
JPMORGAN LIQUIDITY FUNDS	N/A	N/A	4/27/2018	7. Approve payment of distributions	Issuer	Y	For	For
JPMORGAN LIQUIDITY FUNDS	N/A	N/A	4/27/2018	8. Updated provisions of Articles	Issuer	Y	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pine Grove Alternative Institutional Fund

By:       /s/ Michelle McCloskey
Michelle McCloskey, Chief Executive Officer

Date:    August 28, 2018